INCOME TAXES (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES
Current tax	$ 6,159	37,282	19,939	23,078
Deferred tax (benefit) provision	(1,569)	(9,493)	6,488	(6,034)
Total income tax provisions	$ 4,590	27,789	26,427	17,044